Cover	Aug. 23, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Entity File Number	001-40584
Entity Registrant Name	Acropolis Infrastructure Acquisition Corp.
Entity Central Index Key	0001847891
Entity Tax Identification Number	86-2120451
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one public warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one public warrant
Trading Symbol	ACRO.U
Security Exchange Name	NYSE
Shares of Class A common stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Shares of Class A common stock
Trading Symbol	ACRO
Security Exchange Name	NYSE
Warrants included as part of the units
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	ACRO WS
Security Exchange Name	NYSE